Property Held for Lease, Net of Accumulated Depreciation and Impairment (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Property Held for Lease, Net
Property held for lease, net of accumulated depreciation and impairment consists of the following:

	December 31,
	2022	2021
Property held for lease	$289,800	$220,259
Less: accumulated depreciation	(239,522)	(158,507)
Property held for lease, net of accumulated depreciation and impairment	$50,278	$61,752